16. LOANS PAYABLE: Schedule of Current loans payables (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Current loans payables

	2020	2019
Platinum Vapes loan - original loan of $16,655,835 – non-interest bearing, principal due on maturity, due on January 12, 2021	$ 16,394,996	$ -
Private loans - original loan of $1,069,616 interest bearing, principal due on demand	1,069,616	-
1260356 Ontario Ltd. - original loan of $9,658,595 – non-interest bearing, due on demand	9,658,595	-
Mid-American Growers SBA loan 1 - original loan of $1,364,888 - 1% interest, principal and interest payable at maturity, due on April 6, 2021	1,364,888	-
Payable to Oakshire - original loan of $1,080,947 – non-interest bearing, no fixed payment terms	1,080,947	-
Payable to Pharmaco - original loan of $1,717,056 – non-interest bearing, no fixed payment terms	1,717,056	-
Payable to Luna - original loan of $63,660 – non-interest bearing, no fixed payment terms	63,660	-
Total	$ 31,349,758	$ -